SUMMARY OF LAND USE RIGHT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Land Use Right Net
Land use right		¥ 63,618	¥ 63,618
Less: accumulated amortization		(6,987)	(5,714)
Land use right, net	$ 8,098	¥ 56,631	¥ 57,904